Note 14 - Fair Value Measurements - Estimated Fair Values of Financial Instruments 1 (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt securities available-for-sale	$ 118,141,000	$ 118,439,000	$ 126,737,000
Marketable equity securities	210,000	322,000	400,000
Reported Value Measurement [Member]
Cash and cash equivalents	22,849,000	12,206,000	10,540,000
Interest-bearing time deposits	12,846,000	18,285,000	18,525,000
Debt securities available-for-sale	118,141,000	118,439,000	126,737,000
Marketable equity securities	210,000	322,000	400,000
Restricted investments in bank stock	1,255,000	1,085,000	1,803,000
Loans, net	406,737,000	384,063,000	364,808,000
Loans held-for-sale	113,000
Accrued interest receivable	1,813,000	1,603,000	1,369,000
Bank owned life insurance	12,900,000	12,708,000	11,363,000
Deposits	496,540,000	472,737,000	460,801,000
Repurchase agreements	1,080,000	1,231,000	1,694,000
FHLB advances	16,500,000	15,700,000	31,646,000
Federal Reserve Bank borrowings	9,500,000	9,500,000
Accrued interest payable	1,965,000	1,374,000	294,000
Federal funds purchased		435,000
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	22,849,000	12,206,000	10,540,000
Interest-bearing time deposits	12,905,000	18,043,000	17,942,000
Debt securities available-for-sale	118,141,000	118,439,000	126,737,000
Marketable equity securities	210,000	322,000	400,000
Restricted investments in bank stock	1,255,000	1,085,000	1,803,000
Loans, net	394,874,000	362,724,000	348,496,000
Loans held-for-sale	113,000
Accrued interest receivable	1,813,000	1,603,000	1,369,000
Bank owned life insurance	12,900,000	12,708,000	11,363,000
Deposits	495,670,000	471,334,000	460,286,000
Repurchase agreements	1,080,000	1,231,000	1,694,000
FHLB advances	16,428,000	15,383,000	31,099,000
Federal Reserve Bank borrowings	9,500,000	9,500,000
Accrued interest payable	1,965,000	1,374,000	294,000
Federal funds purchased		435,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	22,849,000	12,206,000	10,540,000
Interest-bearing time deposits	0	0	0
Debt securities available-for-sale	2,239,000	3,441,000	9,987,000
Marketable equity securities	210,000	322,000	400,000
Restricted investments in bank stock	0	0	0
Loans, net	0	0	0
Loans held-for-sale	0
Accrued interest receivable	0	0	0
Bank owned life insurance	0	0	0
Deposits	0	0	0
Repurchase agreements	0	0	0
FHLB advances	0	0	0
Federal Reserve Bank borrowings	0	0
Accrued interest payable	0	0	0
Federal funds purchased		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0	0	0
Interest-bearing time deposits	12,905,000	18,043,000	17,942,000
Debt securities available-for-sale	115,902,000	114,998,000	116,750,000
Marketable equity securities	0	0	0
Restricted investments in bank stock	1,255,000	1,085,000	1,803,000
Loans, net	0	0	0
Loans held-for-sale	113,000
Accrued interest receivable	1,813,000	1,603,000	1,369,000
Bank owned life insurance	12,900,000	12,708,000	11,363,000
Deposits	495,670,000	471,334,000	460,286,000
Repurchase agreements	1,080,000	1,231,000	1,694,000
FHLB advances	16,428,000	15,383,000	31,099,000
Federal Reserve Bank borrowings	9,500,000	9,500,000
Accrued interest payable	1,965,000	1,374,000	294,000
Federal funds purchased		435,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents	0	0	0
Interest-bearing time deposits	0	0	0
Debt securities available-for-sale	0	0	0
Marketable equity securities	0	0	0
Restricted investments in bank stock	0	0	0
Loans, net	394,874,000	362,724,000	348,496,000
Loans held-for-sale	0
Accrued interest receivable	0	0	0
Bank owned life insurance	0	0	0
Deposits	0	0	0
Repurchase agreements	0	0	0
FHLB advances	0	0	0
Federal Reserve Bank borrowings	0	0
Accrued interest payable	$ 0	0	$ 0
Federal funds purchased		$ 0